Convertible Debentures - 2017 Unsecured Convertible Debentures 8% - (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Statements Line Items
Accreted interest		$ 1,368
2017 Unsecured Convertible Debentures 8%
Statements Line Items
Interest rate	8.00%
Interest capitalized to property, plant and equipment		922
Accreted interest		$ 814